Business Combinations (Pro Forma Information) (Details) - NPS Pharma - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pro Forma Information
Revenues	$ 6,446.6	$ 6,246.1
Net income from continuing operations	$ 1,293.6	$ 2,950.7
Net income from continuing operations per share - basic	$ 2.191	$ 5.029
Net income from continuing operations per share - diluted	$ 2.181	$ 4.990
Pro Forma Data Adjustments
An adjustment to increase amortization of intangible assets	$ (22.2)	$ (177.0)
Increase/(decrease) to net income to reflect acquisition related costs	105.3	(105.3)
Decrease to net income to reflect the additional interest expense		(22.2)
Increase/(decrease) to net income to reflect the fair value adjustment to acquisition date inventory.	$ 18.8	$ (18.8)